Pension And Postretirement Benefits (Change In The Projected Benefit Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 55,464	$ 59,543
Service cost - benefits earned during the period	1,112	1,212	$ 1,134
Interest cost on projected benefit obligation	1,980	1,902	2,470
Amendments	(206)	(8)
Actuarial (gain) loss	1,485	(3,079)
Special termination benefits	0	149
Benefits paid	(3,614)	(4,681)
DIRECTV acquisition	0	470
Transfer for sale of Connecticut wireline operations	0	(42)
Plan transfers	(38)	(2)
Benefit obligation at end of year	56,183	55,464	59,543
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	27,898	30,709
Service cost - benefits earned during the period	192	222	233
Interest cost on projected benefit obligation	972	967	1,458
Amendments	(600)	(74)
Actuarial (gain) loss	(529)	(1,988)
Special termination benefits	0	0
Benefits paid	(1,941)	(1,958)
DIRECTV acquisition	0	20
Transfer for sale of Connecticut wireline operations	0	0
Plan transfers	35	0
Benefit obligation at end of year	26,027	27,898	30,709
Supplemental Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	12	9	7
Interest cost on projected benefit obligation	$ 83	$ 77	$ 109